UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette            West Hartford, CT            May 3, 2013
     --------------------            -----------------            -----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          144
                                         -----------

Form 13F Information Table Value Total:  $   311,283
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- --------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER                CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M CO                             COM             88579Y101       3,056      28,744 SH       Sole       N/A       28,744 N/A    N/A
ABB LTD                           SPONSORED ADR   000375204       1,307      57,405 SH       Sole       N/A       57,405 N/A    N/A
ABBOTT LABS                       COM             002824100         477      13,492 SH       Sole       N/A       13,492 N/A    N/A
ABBVIE INC                        COM             00287Y109         501      12,292 SH       Sole       N/A       12,292 N/A    N/A
ABIOMED INC                       COM             003654100         225      12,075 SH       Sole       N/A       12,075 N/A    N/A
AFLAC INC                         COM             001055102       1,298      24,957 SH       Sole       N/A       24,957 N/A    N/A
ALLERGAN INC                      COM             018490102       1,894      16,970 SH       Sole       N/A       16,970 N/A    N/A
ALPS ETF TR                       ALERIAN MLP     00162Q866       3,744     211,299 SH       Sole       N/A      211,299 N/A    N/A
ALTERA CORP                       COM             021441100       1,229      34,650 SH       Sole       N/A       34,650 N/A    N/A
AMERICAN EXPRESS CO               COM             025816109         847      12,555 SH       Sole       N/A       12,555 N/A    N/A
AMGEN INC                         COM             031162100       3,530      34,434 SH       Sole       N/A       34,434 N/A    N/A
AMPHENOL CORP NEW                 CL A            032095101         940      12,589 SH       Sole       N/A       12,589 N/A    N/A
ANADARKO PETE CORP                COM             032511107       1,060      12,118 SH       Sole       N/A       12,118 N/A    N/A
AON CORP                          COM             037389103       3,653      59,400 SH       Sole       N/A       59,400 N/A    N/A
APACHE CORP                       COM             037411105       3,475      45,035 SH       Sole       N/A       45,035 N/A    N/A
APPLE INC                         COM             037833100       7,517      16,982 SH       Sole       N/A       16,982 N/A    N/A
AQUA AMERICA INC                  COM             03836W103       1,346      42,825 SH       Sole       N/A       42,825 N/A    N/A
AT&T INC                          COM             00206R102       3,264      88,959 SH       Sole       N/A       88,959 N/A    N/A
AUTOMATIC DATA PROCESSING IN      COM             053015103         609       9,361 SH       Sole       N/A        9,361 N/A    N/A
BAKER HUGHES INC                  COM             057224107         526      11,335 SH       Sole       N/A       11,335 N/A    N/A
BANK OF AMERICA CORPORATION       COM             060505104         161      13,195 SH       Sole       N/A       13,195 N/A    N/A
BECTON DICKINSON & CO             COM             075887109         383       4,005 SH       Sole       N/A        4,005 N/A    N/A
BERKLEY W R CORP                  COM             084423102       2,312      52,100 SH       Sole       N/A       52,100 N/A    N/A
BERKSHIRE HATHAWAY INC DEL        CL B            084670207       7,178      68,891 SH       Sole       N/A       68,891 N/A    N/A
BOEING CO                         COM             097023105         202       2,349 SH       Sole       N/A        2,349 N/A    N/A
BRISTOL MYERS SQUIBB CO           COM             110122108       2,614      63,463 SH       Sole       N/A       63,463 N/A    N/A
CATERPILLAR INC DEL               COM             149123101       1,422      16,350 SH       Sole       N/A       16,350 N/A    N/A
CELGENE CORP                      COM             151020104       5,091      43,919 SH       Sole       N/A       43,919 N/A    N/A
CHEVRON CORP NEW                  COM             166764100       3,978      33,481 SH       Sole       N/A       33,481 N/A    N/A
CHICAGO BRIDGE & IRON CO N V      N Y REGISTRY SH 167250109         587       9,455 SH       Sole       N/A        9,455 N/A    N/A
CHINA MOBILE LIMITED              SPONSORED ADR   16941M109       1,214      22,855 SH       Sole       N/A       22,855 N/A    N/A
CHURCH & DWIGHT INC               COM             171340102       1,544      23,897 SH       Sole       N/A       23,897 N/A    N/A
CIMAREX ENERGY CO                 COM             171798101       2,541      33,683 SH       Sole       N/A       33,683 N/A    N/A
CISCO SYS INC                     COM             17275R102       1,481      70,862 SH       Sole       N/A       70,862 N/A    N/A
CITRIX SYS INC                    COM             177376100         444       6,148 SH       Sole       N/A        6,148 N/A    N/A
CLEAN HARBORS INC                 COM             184496107       3,616      62,245 SH       Sole       N/A       62,245 N/A    N/A
CME GROUP INC                     COM             12572Q105       1,391      22,650 SH       Sole       N/A       22,650 N/A    N/A
COACH INC                         COM             189754104       1,280      25,610 SH       Sole       N/A       25,610 N/A    N/A
COCA COLA CO                      COM             191216100       4,322     106,882 SH       Sole       N/A      106,882 N/A    N/A
COGNIZANT TECHNOLOGY SOLUTIO      CL A            192446102       1,422      18,557 SH       Sole       N/A       18,557 N/A    N/A
COLGATE PALMOLIVE CO              COM             194162103       2,908      24,640 SH       Sole       N/A       24,640 N/A    N/A
COMCAST CORP NEW                  CL A SPL        20030N200       2,933      74,050 SH       Sole       N/A       74,050 N/A    N/A
CONOCOPHILLIPS                    COM             20825C104         959      15,955 SH       Sole       N/A       15,955 N/A    N/A
CONSTELLATION BRANDS INC          CL A            21036P108       1,334      28,005 SH       Sole       N/A       28,005 N/A    N/A
COSTCO WHSL CORP NEW              COM             22160K105       4,872      45,915 SH       Sole       N/A       45,915 N/A    N/A
CVS CAREMARK CORPORATION          COM             126650100       4,897      89,044 SH       Sole       N/A       89,044 N/A    N/A
DANAHER CORP DEL                  COM             235851102       4,438      71,410 SH       Sole       N/A       71,410 N/A    N/A
DENTSPLY INTL INC NEW             COM             249030107       1,108      26,099 SH       Sole       N/A       26,099 N/A    N/A
DIAGEO P L C                      SPON ADR NEW    25243Q205         220       1,750 SH       Sole       N/A        1,750 N/A    N/A
DISNEY WALT CO                    COM DISNEY      254687106       4,692      82,608 SH       Sole       N/A       82,608 N/A    N/A
DRESSER-RAND GROUP INC            COM             261608103         259       4,200 SH       Sole       N/A        4,200 N/A    N/A
DU PONT E I DE NEMOURS & CO       COM             263534109         801      16,299 SH       Sole       N/A       16,299 N/A    N/A
E M C CORP MASS                   COM             268648102       2,622     109,742 SH       Sole       N/A      109,742 N/A    N/A
ECOLAB INC                        COM             278865100       9,045     112,805 SH       Sole       N/A      112,805 N/A    N/A
EMERSON ELEC CO                   COM             291011104       2,736      48,970 SH       Sole       N/A       48,970 N/A    N/A
EXPRESS SCRIPTS INC               COM             302182100       3,258      56,537 SH       Sole       N/A       56,537 N/A    N/A
EXXON MOBIL CORP                  COM             30231G102      12,203     135,421 SH       Sole       N/A      135,421 N/A    N/A
FASTENAL CO                       COM             311900104       1,192      23,221 SH       Sole       N/A       23,221 N/A    N/A
FIDELITY NATL INFORMATION SV      COM             31620M106         852      21,510 SH       Sole       N/A       21,510 N/A    N/A
FIRST NIAGARA FINL GRP INC        COM             33582V108         486      54,900 SH       Sole       N/A       54,900 N/A    N/A
FLOWSERVE CORP                    COM             34354P105       1,334       7,953 SH       Sole       N/A        7,953 N/A    N/A
FUEL TECH INC                     COM             359523107         136      31,475 SH       Sole       N/A       31,475 N/A    N/A
GENERAL ELECTRIC CO               COM             369604103       2,489     107,657 SH       Sole       N/A      107,657 N/A    N/A
GENERAL MLS INC                   COM             370334104         215       4,357 SH       Sole       N/A        4,357 N/A    N/A
GILEAD SCIENCES INC               COM             375558103       1,194      24,399 SH       Sole       N/A       24,399 N/A    N/A
GOLDMAN SACHS GROUP INC           COM             38141G104       1,543      10,487 SH       Sole       N/A       10,487 N/A    N/A
GOOGLE INC                        CL A            38259P508       7,087       8,923 SH       Sole       N/A        8,923 N/A    N/A
HARLEY DAVIDSON INC               COM             412822108         406       7,620 SH       Sole       N/A        7,620 N/A    N/A
HOME DEPOT INC                    COM             437076102       1,279      18,336 SH       Sole       N/A       18,336 N/A    N/A
INTEL CORP                        COM             458140100       1,216      55,673 SH       Sole       N/A       55,673 N/A    N/A
INTERNATIONAL BUSINESS MACHS      COM             459200101       4,608      21,601 SH       Sole       N/A       21,601 N/A    N/A
INTUIT                            COM             461202103       1,390      21,168 SH       Sole       N/A       21,168 N/A    N/A
INTUITIVE SURGICAL INC            COM NEW         46120E602       1,991       4,054 SH       Sole       N/A        4,054 N/A    N/A
JACOBS ENGR GROUP INC DEL         COM             469814107       1,095      19,470 SH       Sole       N/A       19,470 N/A    N/A
JOHNSON & JOHNSON                 COM             478160104       5,900      72,368 SH       Sole       N/A       72,368 N/A    N/A
JPMORGAN CHASE & CO               COM             46625H100         546      11,498 SH       Sole       N/A       11,498 N/A    N/A
KINDER MORGAN ENERGY PARTNER      UT LTD PARTNER  494550106         688       7,661 SH       Sole       N/A        7,661 N/A    N/A
KINDER MORGAN MANAGEMENT LLC      SHS             49455U100       4,555      51,854 SH       Sole       N/A       51,854 N/A    N/A
KOHLS CORP                        COM             500255104         329       7,125 SH       Sole       N/A        7,125 N/A    N/A
KRAFT FOODS INC                   CL A            50075N104       2,759      53,534 SH       Sole       N/A       53,534 N/A    N/A
LIBERTY GLOBAL INC                COM SER A       530555101       1,736      23,664 SH       Sole       N/A       23,664 N/A    N/A
LIBERTY GLOBAL INC                COM SER C       530555309       2,785      40,584 SH       Sole       N/A       40,584 N/A    N/A
LINCOLN ELEC HLDGS INC            COM             533900106         745      13,754 SH       Sole       N/A       13,754 N/A    N/A
LOEWS CORP                        COM             540424108       1,498      34,000 SH       Sole       N/A       34,000 N/A    N/A
LOWES COS INC                     COM             548661107         737      19,425 SH       Sole       N/A       19,425 N/A    N/A
MARKET VECTORS ETF TR             AGRIBUS ETF     57060U605         312       5,765 SH       Sole       N/A        5,765 N/A    N/A
MCCORMICK & CO INC                COM NON VTG     579780206         545       7,409 SH       Sole       N/A        7,409 N/A    N/A
MCDONALDS CORP                    COM             580135101       4,753      47,673 SH       Sole       N/A       47,673 N/A    N/A
MCKESSON CORP                     COM             58155Q103         389       3,607 SH       Sole       N/A        3,607 N/A    N/A
MERCK & CO INC NEW                COM             58933Y105         564      12,753 SH       Sole       N/A       12,753 N/A    N/A
MICROSOFT CORP                    COM             594918104       4,930     172,340 SH       Sole       N/A      172,340 N/A    N/A
MONDELEZ INTL INC                 CL A            609207105       3,314     108,259 SH       Sole       N/A      108,259 N/A    N/A
MONSANTO CO NEW                   COM             61166W101       1,431      13,551 SH       Sole       N/A       13,551 N/A    N/A
MORGAN STANLEY                    COM NEW         617446448       2,488     113,200 SH       Sole       N/A      113,200 N/A    N/A
MORNINGSTAR INC                   COM             617700109       1,103      15,780 SH       Sole       N/A       15,780 N/A    N/A
MOTOROLA SOLUTIONS INC            COM NEW         620076307         335       5,228 SH       Sole       N/A        5,228 N/A    N/A
NEWS CORP                         CL A            65248E104       3,533     115,800 SH       Sole       N/A      115,800 N/A    N/A
NEXTERA ENERGY INC                COM             65339F101       1,738      22,380 SH       Sole       N/A       22,380 N/A    N/A
NIKE INC                          CL B            654106103       3,277      55,525 SH       Sole       N/A       55,525 N/A    N/A
NOBLE ENERGY INC                  COM             655044105       2,829      24,459 SH       Sole       N/A       24,459 N/A    N/A
NORTHEAST UTILS                   COM             664397106         545      12,551 SH       Sole       N/A       12,551 N/A    N/A
NOVARTIS A G                      SPONSORED ADR   66987V109         864      12,129 SH       Sole       N/A       12,129 N/A    N/A
OCCIDENTAL PETE CORP DEL          COM             674599105         325       4,151 SH       Sole       N/A        4,151 N/A    N/A
ORACLE CORP                       COM             68389X105       6,078     188,009 SH       Sole       N/A      188,009 N/A    N/A
PAYCHEX INC                       COM             704326107       1,745      49,780 SH       Sole       N/A       49,780 N/A    N/A
PEOPLES UNITED FINANCIAL INC      COM             712704105         782      58,235 SH       Sole       N/A       58,235 N/A    N/A
PEPSICO INC                       COM             713448108       8,638     109,185 SH       Sole       N/A      109,185 N/A    N/A
PFIZER INC                        COM             717081103       2,546      88,235 SH       Sole       N/A       88,235 N/A    N/A
PHILIP MORRIS INTL INC            COM             718172109         560       6,037 SH       Sole       N/A        6,037 N/A    N/A
POWERSHARES ETF TRUST             DYN BIOT & GEN  73935X856         645      24,615 SH       Sole       N/A       24,615 N/A    N/A
POWERSHARES GLOBAL ETF TRUST      GBL WTR PORT    73936T623         479      25,000 SH       Sole       N/A       25,000 N/A    N/A
POWERSHARES QQQ TRUST             UNIT SER 1      73935A104         348       5,045 SH       Sole       N/A        5,045 N/A    N/A
PRAXAIR INC                       COM             74005P104       3,844      34,465 SH       Sole       N/A       34,465 N/A    N/A
PRECISION CASTPARTS CORP          COM             740189105       1,475       7,781 SH       Sole       N/A        7,781 N/A    N/A
PROCTER & GAMBLE CO               COM             742718109       5,815      75,460 SH       Sole       N/A       75,460 N/A    N/A
QEP RES INC                       COM             74733V100       1,296      40,705 SH       Sole       N/A       40,705 N/A    N/A
QUALCOMM INC                      COM             747525103       3,217      48,057 SH       Sole       N/A       48,057 N/A    N/A
QUANTA SVCS INC                   COM             74762E102       3,448     120,628 SH       Sole       N/A      120,628 N/A    N/A
ROCKVILLE FINL INC NEW            COM             774188106         354      27,314 SH       Sole       N/A       27,314 N/A    N/A
SCHLUMBERGER LTD                  COM             806857108       4,200      56,076 SH       Sole       N/A       56,076 N/A    N/A
SEADRILL LIMITED                  COM             G7945E105         264       7,087 SH       Sole       N/A        7,087 N/A    N/A
SOUTHERN CO                       COM             842587107         273       5,823 SH       Sole       N/A        5,823 N/A    N/A
STANLEY BLACK & DECKER INC        COM             854502101       1,405      17,353 SH       Sole       N/A       17,353 N/A    N/A
STRYKER CORP                      COM             863667101       3,233      49,557 SH       Sole       N/A       49,557 N/A    N/A
TEREX CORP NEW                    COM             880779103         277       8,050 SH       Sole       N/A        8,050 N/A    N/A
TEXTRON INC                       COM             883203101         303      10,150 SH       Sole       N/A       10,150 N/A    N/A
THERMO FISHER SCIENTIFIC INC      COM             883556102       6,053      79,140 SH       Sole       N/A       79,140 N/A    N/A
TORONTO DOMINION BK ONT           COM             891160509       1,039      12,472 SH       Sole       N/A       12,472 N/A    N/A
TRANSOCEAN LTD                    REG SHS         H8817H100         701      13,493 SH       Sole       N/A       13,493 N/A    N/A
UNION PAC CORP                    COM             907818108       1,541      10,824 SH       Sole       N/A       10,824 N/A    N/A
UNITED FINANCIAL BANCORP INC      COM             91030T109         389      25,611 SH       Sole       N/A       25,611 N/A    N/A
UNITED NAT FOODS INC              COM             911163103         203       4,120 SH       Sole       N/A        4,120 N/A    N/A
UNITED TECHNOLOGIES CORP          COM             913017109       6,857      73,392 SH       Sole       N/A       73,392 N/A    N/A
UNITEDHEALTH GROUP INC            COM             91324P102       2,496      43,632 SH       Sole       N/A       43,632 N/A    N/A
US BANCORP DEL                    COM NEW         902973304         724      21,340 SH       Sole       N/A       21,340 N/A    N/A
VANGUARD INDEX FDS                REIT ETF        922908553         618       8,760 SH       Sole       N/A        8,760 N/A    N/A
VARIAN MED SYS INC                COM             92220P105         212       2,947 SH       Sole       N/A        2,947 N/A    N/A
VEECO INSTRS INC DEL              COM             922417100       1,444      37,584 SH       Sole       N/A       37,584 N/A    N/A
VERIZON COMMUNICATIONS INC        COM             92343V104         926      18,849 SH       Sole       N/A       18,849 N/A    N/A
VISA INC                          COM CL A        92826C839       2,068      12,176 SH       Sole       N/A       12,176 N/A    N/A
WAL MART STORES INC               COM             931142103       4,050      54,116 SH       Sole       N/A       54,116 N/A    N/A
WELLS FARGO & CO NEW              COM             949746101         416      11,254 SH       Sole       N/A       11,254 N/A    N/A
WILLIAMS COS INC DEL              COM             969457100         345       9,207 SH       Sole       N/A        9,207 N/A    N/A
YUM BRANDS INC                    COM             988498101       2,944      40,920 SH       Sole       N/A       40,920 N/A    N/A